COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [abstract]
Disclosure of commitments [text block]

25) COMMITMENTS

Guarantees

As of December 31, 2018 and 2019, the Atento Group has guarantees to third parties of 350,602 thousand U.S. dollars, and 398,522 thousand U.S. dollars, respectively.

The transactions guaranteed and their respective amounts at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	2018	2019
Guarantees
Financial, labor-related, tax and rental transactions	125,422	152,297
Contractual obligations	257,844	198,283
Other	20	22
Total	383,286	350,602

The Company’s directors do not believe that any contingencies will arise from these guarantees other than those already recognized.

The breakdown shown in the table above relates to guarantees extended by Atento Group companies, classified by purpose. Of these guarantees, the majority relate to commercial purposes and rental activities, the remaining guarantees relates to tax and labor proceedings.

	Thousands of U.S. dollars
	2018	2019
Up to 1 year	63,178	41,217
Between 1 and 5 years	124,913	81,735
More than 5 years	52,021	30,376
Total	240,112	153,328

Total operating lease expenses recognized in the consolidated statements of operations for the year ended December 31, 2018 amount to 13,856 thousand U.S. dollars (11,889 thousand U.S. dollars in 2017 and 3,376 thousand U.S. dollars in 2016) under “Infrastructure leases” (see Note 22c) and 67,902 thousand U.S. dollars (66,923 thousand U.S. dollars in 2017 and 63,014 thousand U.S. dollars in 2016) under “Services provided by third parties” (see Note 22f).

No contingent payments on operating leases were recognized in the consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018.

The operating leases where the Company acts as lessee are mainly on premises intended for use as call centers. These leases have various termination dates, with the latest in 2028.

At December 31, 2018, the payment commitment for the early cancellation of these leases is 114,215 thousand U.S. dollars (137,684 thousand U.S. dollars in 2017 and 122,480 thousand U.S. dollars in 2016).